STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

October 26, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Mr. Brion R. Thompson

Re:	Central Park Group Multi-Event Fund (the "Fund")
(File Nos. 333-139002, 811-21984)

Dear Mr. Thompson:

On behalf of the Fund, transmitted for filing pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 5 ("Amendment No. 5") to the Fund's Registration Statement on Form N-2 (also constituting Amendment No. 7 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Amendment No. 5 is being filed principally to reflect a change in the Fund's investment adviser, and to register an additional $50,000,000 of Shares of Beneficial Interest.  At a special meeting of shareholders of the Fund held on September 23, 2011, the Fund's shareholders approved a new investment advisory agreement between the Fund and Central Park Multi-Event Management, LLC (the "New Adviser").  The New Adviser is a joint venture between Central Park Advisers, LLC ("Central Park Advisers") – which serves as managing member of the New Adviser – and Brencourt Advisors, LLC – which serves as non-managing member and whose personnel will provide day-to-day management of the Fund's portfolio under the oversight of Central Park Advisers, commencing November 1, 2011.  The existing investment advisory agreement between the Fund and Central Park Para Management, LLC will terminate at the close of business on October 31, 2011.  A revised form of investment advisory agreement is included as an exhibit to Amendment No. 5.

We propose to file a subsequent amendment to the Fund's Registration Statement pursuant to Rule 486(b) under the 1933 Act prior to the effective date of Amendment No. 5 following receipt of your comments to the accompanying filing in order to complete omitted data, file certain exhibits, including opinions and consents of counsel and the consent of the Fund's independent registered public accounting firm, and to make certain other updating revisions.

The prospectus and statement of additional information included in Amendment No. 5 have been marked to indicate changes from those versions filed pursuant to Rule 486(b) under the 1933 Act on March 2, 2011.

Please telephone the undersigned at 212.806.6274, or Gary L. Granik of this office at 212.806.5790, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik